Investments (Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 8,426,011
Due after one year through five years, amortized cost		6,285,127
Due after five years through ten years,amortized cost		2,017,359
Due after ten years, amortized cost		915,436
Total		17,643,933
Due in one year or less, amortized cost		159,987
Due after one year through five years, amortized cost		439,916
Due after five years through ten years, amortized cost		40,010
Due after ten years, amortized cost		424,463
Amortized cost, held-to-maturity securities		1,064,376	¥ 1,604,104
Due in one year or less, fair value		8,432,027
Due after one year through five years, fair value		6,297,471
Due after five years through ten years, fair value		2,021,373
Due after ten years, fair value		939,712
Total		17,690,583
Due in one year or less, fair value		160,192
Due after one year through five years, fair value		458,337
Due after five years through ten years, fair value		41,582
Due after ten years, fair value		414,698
Total		1,074,809	1,609,588
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		5,907,368
Due after one year through five years, amortized cost		4,501,734
Due after five years through ten years,amortized cost		1,010,880
Total		11,419,982
Due in one year or less, amortized cost		159,987
Due after one year through five years, amortized cost		439,916
Due after five years through ten years, amortized cost		40,010
Amortized cost, held-to-maturity securities		639,913	1,119,899
Due in one year or less, fair value		5,911,536
Due after one year through five years, fair value		4,507,477
Due after five years through ten years, fair value		1,007,852
Total		11,426,865
Due in one year or less, fair value		160,192
Due after one year through five years, fair value		458,337
Due after five years through ten years, fair value		41,582
Total		660,111	1,139,806
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		9,207
Due after one year through five years, amortized cost		148,811
Due after five years through ten years,amortized cost		73,113
Due after ten years, amortized cost		3,214
Total		234,345
Due in one year or less, fair value		9,253
Due after one year through five years, fair value		149,149
Due after five years through ten years, fair value		73,418
Due after ten years, fair value		3,342
Total		235,162
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		957,039
Due after one year through five years, amortized cost		43,645
Total		1,000,684
Due in one year or less, fair value		957,493
Due after one year through five years, fair value		43,592
Total		1,001,085
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		1,077,745
Due after one year through five years, amortized cost		253,463
Total		1,331,208
Due in one year or less, fair value		1,078,329
Due after one year through five years, fair value		254,163
Total		1,332,492
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		495,503
Total		495,503
Due after ten years, amortized cost		424,463
Amortized cost, held-to-maturity securities	[1]	424,463	484,205
Due after ten years, fair value		512,209
Total		512,209
Due after ten years, fair value		414,698
Total	[1]	414,698	¥ 469,782
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		85,672
Total		85,672
Due after ten years, fair value		87,214
Total		87,214
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		3,379
Due after one year through five years, amortized cost		187,887
Due after five years through ten years,amortized cost		331,837
Due after ten years, amortized cost		20,275
Total		543,378
Due in one year or less, fair value		3,385
Due after one year through five years, fair value		189,294
Due after five years through ten years, fair value		336,106
Due after ten years, fair value		20,326
Total		549,111
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		94,985
Due after one year through five years, amortized cost		863,381
Due after five years through ten years,amortized cost		526,430
Due after ten years, amortized cost		307,934
Total		1,792,730
Due in one year or less, fair value		95,179
Due after one year through five years, fair value		865,299
Due after five years through ten years, fair value		528,669
Due after ten years, fair value		313,783
Total		1,802,930
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		376,288
Due after one year through five years, amortized cost		286,206
Due after five years through ten years,amortized cost		75,099
Due after ten years, amortized cost		2,838
Total		740,431
Due in one year or less, fair value		376,852
Due after one year through five years, fair value		288,497
Due after five years through ten years, fair value		75,328
Due after ten years, fair value		2,838
Total		¥ 743,515

[1]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.